SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The significant accounting policies are as follows:

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options, (c) recognition of contingent liabilities and (d) valuation allowance of deferred income taxes .

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash

Restricted cash as of December 31, 2017 consists of: (a) $233 held in a bank account that serves as cash collateral for outstanding letters of credit and (b) $4,199 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2016 consists of: (a) $233 held in a bank account that serves as cash collateral for outstanding letters of credit and (b) $3,554 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

During the year ended December 31, 2017, the Company adopted Accounting Standards Update (“ASU”) No. 2016-18 guidance for presentation of restricted cash on the statements of cash flows using a retrospective approach. Restricted cash amounts are now reported on the statements of cash flows together with cash as one line item. Previously, restricted cash was shown separately in the investing activities section of the statements of cash flows. Restricted cash amounts as of December 31, 2016, 2015 and 2014 have been reclassified in the statements of cash flows in order to comply with the new guidance.

The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows.

	December 31,
	2017	2016

Cash and cash equivalents	$9,073	$3,892
Restricted cash	4,432	3,787
Total cash, cash equivalents and restricted cash shown in the statement of cash flows.	$13,505	$7,679

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2017 and 2016, the allowance for doubtful accounts is $103 and $84, respectively.

Investments

The Company follows Topic 820, “Fair Value Measurement”, of FASB ASC. Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be based on assumptions that market participants would use.

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Companies have the ability to access at the measurement date.

Level 2 -	Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets;
•	Quoted prices for identical or similar assets or liabilities in inactive markets;
•	Inputs other than quoted prices that are observable for the asset or liability;
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Investment in Artemis Therapeutics, Inc. is valued using level 1 inputs, however, the Company has determined that value of the investment is impaired (see note 5).

Property and Equipment

Equipment and furniture, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-7
Internal- use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The Company would record a goodwill impairment charge for the difference between the carrying value and the fair value of the goodwill not to exceed the carrying amount of the goodwill. As of January 1, 2017 the Company adopted Accounting Standards Update 2017-04 which eliminates step two from the goodwill impairment test. During the years ended December 31, 2017, 2016 and 2015, the Company did not recorded impairment charges on its goodwill relating its continuing operations.

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2017, 2016, and 2015, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument.

The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities.  Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss

The Company's comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 consists of the Company’s net income (loss) and foreign currency translation adjustments.

Accumulated other comprehensive loss consist of the Company’s accumulated foreign exchange currency adjustments.

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to management and administrative employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss). Compensation expense resulting from stock-based compensation to operational employees is recorded over the vesting period of the award in cost of revenue.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Non-controlling interest

The Company’s non-controlling interest represent the minority shareholder’s ownership interest related to the Company’s subsidiaries. The Company reports its non-controlling interest in subsidiaries as a separate component of equity in the consolidated balance sheets and reports net income (loss) attributable to the non-controlling interest in the consolidated statement of operations.

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company’s contractual arrangements with customers, provided that services have been rendered, the fee is fixed or determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of revenue represents primarily payroll and employee related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2017, 2016 and 2015 are $316, $247 and $202, respectively.

Value Added Tax

Certain of the Company’s operations are subject to Value Added Tax (“VAT”) applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities resulting from a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method.

The Company had an income from continuing operations for the year ended December 31, 2017. Potentially dilutive securities were excluded from the computation of diluted income (loss) per share as the conversion rate of the convertible note payable to related party was higher than the weighted average computed price of the Company’s stock for the year 2017 and the effect of including them is anti-dilutive.

The Company had an income from continuing operations for the year ended December 31, 2016. Potentially dilutive securities were excluded from the computation of diluted income (loss) per share as the conversion rate of the convertible note payable to related party and the exercise price of the stock options was higher than the market price of the Company’s common stock as of December 31, 2016 and the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2017	2016	2015

Stock Options	-	150,000	150,000
Shares issuable upon conversion of convertible notes
payable to related party at a price of $1.50	16,652,333	16,852,097	19,365,121
Shares issuable upon conversion of accrued interest
payable to related party at a price of $0.75	16,815,677	12,310,501	13,806,589
Total	33,468,010	29,312,598	33,321,710

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, income taxes payable, value added tax (VAT) payable, notes payable – banks, loan payable and loan payable to related party approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to a related party and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. As of December 31, 2017, accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250 per institution. As of December 31, 2017, cash and cash equivalents and restricted cash of $282 is being held in the United States. Bank accounts located in Europe, Japan and Israel, totaling $13,223 as of December 31, 2017, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from two customers represented 76% of total revenue during the year ended December 31, 2017, of which one customer accounted for 42% and the other customer accounted for 34% of total revenue. Accounts receivable from these two customers represented 53% of total accounts receivable as of December 31, 2017.

Revenue from two customers represented 75% of total revenue during the year ended December 31, 2016, of which one customer accounted for 42% and the other customer accounts for 33% of total revenue. Accounts receivable from these two customers represented 70% of total accounts receivable as of December 31, 2016.

Revenue from two customers represented 70% of total revenue during the year ended December 31, 2015, of which one customer accounted for 37% and the other customer accounts for 33% of total revenue. Accounts receivable from these two customers represented 64% of total accounts receivable as of December 31, 2015.

Both customers mentioned above, have been principle customers in the last three years.

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassification

Certain amounts have been reclassified in prior years balance sheets, statements of operations and statements of cash flows to conform with current period presentation.

Recently Issued Accounting Pronouncements

Accounting Standards Update 2015-14 and related updates

In May 2014, the FASB issued ASU no. 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for  those goods or services, and the guidance defines a five-step process to achieve this core principle. In August 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of ASU 2014-09 by one year. The ASU, as amended, is effective for the Company’s 2018 fiscal year and may be applied either(i) retrospectively to each prior reporting period presented with an election for certain specified practical expedients, or (ii) retrospectively with the cumulative effect of initially applying the ASU recognized at the date of initial application, with additional disclosure requirements.

We have prepared an analysis of how we currently recognize revenue compared to the accounting treatment required under the new guidance, in order to determine the impact of the accounting treatment under the new guidance and evaluation of the adoption method. We have concluded that the guidance will not have a material impact on our consolidated financial statements. We will adopt the new guidance beginning January 1, 2018, and will use the modified retrospective method.

Accounting Standards Update 2016-01

In January 2016, the FASB issued ASU 2016-01, “financial Instruments –Overall (Topic 825-10): “Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 amends the guidance on the classification and measurement of financial instruments. Some of the amendments in ASU 2016-01 include among others the following: 1) requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; 2) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; 3) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; and 4) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value.

For public business entities, the amendments of ASU 2016-01 are effective for fiscal years beginning after December 15, 2017 , including interim periods within those fiscal years.

This update is not expected to have a material impact on the Company’s financial statements.

Accounting Standards Update 2016-02

The FASB has issued its new lease accounting guidance in Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date:

•	A lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and

•	A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

Public companies should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public companies upon issuance.

Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

The Company is currently evaluating the impact on the Company’s financial statement.

Accounting Standards Update 2016-15

In August 2016, the FASB issued Accounting Standards Update 2016-15, “Statements of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”). ASU 2016-15 will make eight targeted changes to how cash receipts and cash payments are presented and classified in the statements of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017. The new standard requires adoption on a retrospective basis unless it is impracticable to apply, in which case it would be required to apply the amendments prospectively as of the earliest date practicable.

The update is not expected to have a material impact on the Company’s financial statements.

Accounting Standards Update 2016-16

The FASB has issued Accounting Standards Update (ASU) No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. This prohibition on recognition is an exception to the principle of comprehensive recognition of current and deferred income taxes in GAAP.

The amendments require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments eliminate the exception for an intra-entity transfer of an asset other than inventory. Two common examples of assets included in the scope of the amendments are intellectual property and property, plant, and equipment.

The amendments do not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory.

The amendments align the recognition of income tax consequences for intra-entity transfers of assets other than inventory with International Financial Reporting Standards. IAS 12, Income Taxes, requires recognition of current and deferred income taxes resulting from an intra-entity transfer of any asset (including inventory) when the transfer occurs.

The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods

The amendments should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption.

The update is not expected to have a material impact on the Company’s financial statements.

Accounting Standards Update 2017-01

The FASB has issued Accounting Standards Update (ASU) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifying the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business.

The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments provide a more robust framework to use in determining when a set of assets and activities is a business. They also provide more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable.

For public companies, the amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those periods.

The update is not expected to have a material impact on the Company’s financial statements.

Accounting Standards Update 2017-05

The FASB has issued Accounting Standards Update No. 2017-05, Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets.

A contract may involve the transfer of both nonfinancial assets and financial assets (e.g., cash and receivables). The amendments clarify that a financial asset is within the scope of Subtopic 610-20 if it meets the definition of an in substance nonfinancial asset. The amendments also define the term in substance nonfinancial asset.

The amendments clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. For example, a parent may transfer control of nonfinancial assets by transferring ownership interests in a consolidated subsidiary. A contract that includes the transfer of ownership interests in one or more consolidated subsidiaries is within the scope of Subtopic 610-20 if substantially all of the fair value of the assets that are promised to the counterparty in a contract is concentrated in nonfinancial assets.

The amendments clarify that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it.

The amendments are effective at the same time Topic 606, Revenue from Contracts with Customers, is effective. For public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period.

The update is not expected to have a material impact on the Company’s financial statements.

Accounting Standards Updates 2017-09

The FASB has issued Accounting Standards Update (ASU) No. 2017-09, Compensation—Stock Compensation (Topic 718) — Scope of Modification Accounting. ASU 2017-09 applies to entities that change the terms or conditions of a share-based payment award.

The FASB adopted ASU 2017-09 to provide clarity and reduce diversity in practice as well as cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to the modification of the terms and conditions of a share-based payment award.

Diversity in practice has arisen in part because some entities apply modification accounting under Topic 718 for modifications to terms and conditions that they consider substantive, but do not when they conclude that particular modifications are not substantive. Others apply modification accounting for any change to an award, except for changes that they consider purely administrative in nature. Still others apply modification accounting when a change to an award changes the fair value, the vesting, or the classification of the award. In practice, it appears that the evaluation of a change in fair value, vesting, or classification may be used to evaluate whether a change is substantive.

Although the Master Glossary of the FASB Accounting Standards Codification™ currently defines the term modification as “a change in any of the terms or conditions of a share-based payment award,” Topic 718 does not contain guidance on what changes are substantive or purely administrative.

The amendments in ASU 2017-09 include guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718.

These amendments require the entity to account for the effects of a modification unless all of the following conditions are met:

•
The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or value using an alternative measurement method) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification;

•	The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified; and

•	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified.

The amendments are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017.

Early adoption is permitted, including adoption in any interim period for: (a) public business entities for reporting periods for which financial statements have not yet been issued, and (b) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments should be applied prospectively to an award modified on or after the adoption date.

The update is not expected to have a material impact on the Company’s financial statements.